Expense Example, No Redemption - Eaton Vance AMT-Free Municipal Income Fund	Sep. 30, 2025 USD ($)
Eaton Vance AMT-Free Municipal Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 407
Expense Example, No Redemption, 3 Years	598
Expense Example, No Redemption, 5 Years	805
Expense Example, No Redemption, 10 Years	1,401
Eaton Vance AMT-Free Municipal Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	516
Expense Example, No Redemption, 5 Years	895
Expense Example, No Redemption, 10 Years	1,759
Eaton Vance AMT-Free Municipal Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	203
Expense Example, No Redemption, 5 Years	360
Expense Example, No Redemption, 10 Years	$ 815